Net Investment Income	12 Months Ended
Mar. 31, 2020
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Net Investment Income
30	NET INVESTMENT INCOME
Net investment income for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Net gain from disposal of debt instruments	¥96,624	¥6,072	¥4,187
Net gain from disposal of equity instruments (1)	—	—	281,036
Dividend income	79,840	87,850	138,874

Total net investment income	¥176,464	¥93,922	¥424,097

(1)	Following the adoption of IFRS 9, net gain from disposal of equity instruments elected to be measured at FVOCI is not transferred to profit or loss.
Dividend income from equity instruments at fair value through other comprehensive income which were derecognized during the fiscal years ended March 31, 2020 and 2019 were ¥1,555 million and ¥2,524 million, respectively.